Debt Issued - Current Bonds Long-Term December 31, 2019 (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
BCHIEC0817 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 83,470
Terms Years	5 years
Annual issue rate	1.55%
Issue date	Jan. 30, 2019
Maturity date	Jan. 30, 2024
BCHIED1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 41,711
Terms Years	5 years
Annual issue rate	1.54%
Issue date	Mar. 14, 2019
Maturity date	Mar. 14, 2024
BCHIED1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 5,587
Terms Years	5 years
Annual issue rate	1.45%
Issue date	Mar. 19, 2019
Maturity date	Mar. 19, 2024
BCHIED1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 36,317
Terms Years	5 years
Annual issue rate	1.45%
Issue date	Mar. 20, 2019
Maturity date	Mar. 20, 2024
BCHIDW1017 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 84,359
Terms Years	2 years
Annual issue rate	0.93%
Issue date	May 09, 2021
Maturity date	May 09, 2021
BCHIDW1017 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 57,091
Terms Years	2 years
Annual issue rate	0.57%
Issue date	Jun. 24, 2019
Maturity date	Jun. 24, 2021
BCHIEH0917 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 58,867
Terms Years	7 years
Annual issue rate	1.04%
Issue date	Jan. 07, 2019
Maturity date	Jul. 01, 2026
BCHIEB1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 86,682
Terms Years	4 years
Annual issue rate	0.83%
Issue date	Jan. 07, 2019
Maturity date	Jul. 01, 2026
BCHIEH0917 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 29,514
Terms Years	7 years
Annual issue rate	1.00%
Issue date	Feb. 07, 2019
Maturity date	Jul. 02, 2026
BCHIEI1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 60,697
Terms Years	7 years
Annual issue rate	0.66%
Issue date	Jul. 19, 2019
Maturity date	Jul. 19, 2026
BCHIEI1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 22,063
Terms Years	7 years
Annual issue rate	0.51%
Issue date	Jul. 30, 2019
Maturity date	Jul. 30, 2026
BCHIEI1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 8,613
Terms Years	7 years
Annual issue rate	0.45%
Issue date	Aug. 01, 2026
Maturity date	Aug. 01, 2026
BCHICC0815 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 71,703
Terms Years	12 years
Annual issue rate	0.54%
Issue date	May 08, 2019
Maturity date	Aug. 05, 2031
BCHICA1015 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 71,221
Terms Years	11 years
Annual issue rate	0.54%
Issue date	May 08, 2019
Maturity date	May 08, 2030
BCHICB1215 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 14,496
Terms Years	11 years
Annual issue rate	0.44%
Issue date	Jul. 08, 2019
Maturity date	Aug. 07, 2030
BCHIEI1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 7,764
Terms Years	7 years
Annual issue rate	0.30%
Issue date	Jul. 08, 2019
Maturity date	Jul. 08, 2026
BCHIEI1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 20,212
Terms Years	7 years
Annual issue rate	0.28%
Issue date	Aug. 08, 2019
Maturity date	Aug. 08, 2026
BCHICB1215 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 57,926
Terms Years	11 years
Annual issue rate	0.45%
Issue date	Aug. 08, 2019
Maturity date	Aug. 08, 2030
BCHIEI1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 3,108
Terms Years	7 years
Annual issue rate	0.29%
Issue date	Aug. 08, 2019
Maturity date	Aug. 08, 2026
BCHIBV1015 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 71,063
Terms Years	10 years
Annual issue rate	0.37%
Issue date	Aug. 20, 2019
Maturity date	Aug. 20, 2029
BCHIEV1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 132,366
Terms Years	10 years
Annual issue rate	0.34%
Issue date	May 09, 2019
Maturity date	May 09, 2029
BCHIEK1117 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 117,493
Terms Years	13 years
Annual issue rate	1.38%
Issue date	Nov. 12, 2019
Maturity date	Nov. 12, 2032
Subtotal UF [Member]
Statement Line Items [Line Items]
Amount	$ 1,142,323
BONO JPY [Member]
Statement Line Items [Line Items]
Currency	JPY
Amount	$ 63,041
Terms Years	20 years
Annual issue rate	1.00%
Issue date	May 14, 2019
Maturity date	May 14, 2039
BONO HKD [Member]
Statement Line Items [Line Items]
Currency	HKD
Amount	$ 32,725
Terms Years	12 years
Annual issue rate	2.90%
Issue date	Jul. 19, 2019
Maturity date	Jul. 19, 2031
BONO AUD [Member]
Statement Line Items [Line Items]
Currency	AUD
Amount	$ 36,519
Terms Years	20 years
Annual issue rate	3.50%
Issue date	Aug. 28, 2019
Maturity date	Aug. 28, 2039
BONO PEN [Member]
Statement Line Items [Line Items]
Currency	PEN
Amount	$ 29,969
Terms Years	15 years
Annual issue rate	5.40%
Issue date	Apr. 09, 2019
Maturity date	Apr. 09, 2034
BONO AUD [Member]
Statement Line Items [Line Items]
Currency	AUD
Amount	$ 24,547
Terms Years	15 years
Annual issue rate	3.13%
Issue date	Sep. 09, 2019
Maturity date	Sep. 09, 2034
BONO NOK [Member]
Statement Line Items [Line Items]
Currency	NOK
Amount	$ 60,951
Terms Years	10 years
Annual issue rate	3.50%
Issue date	Jul. 11, 2019
Maturity date	Jul. 11, 2029
BONO AUD [Member]
Statement Line Items [Line Items]
Currency	AUD
Amount	$ 39,067
Terms Years	20 years
Annual issue rate	3.55%
Issue date	Nov. 11, 2019
Maturity date	Nov. 11, 2039
BONO JPY [Member]
Statement Line Items [Line Items]
Currency	JPY
Amount	$ 36,264
Terms Years	10 years
Annual issue rate	1.00%
Issue date	Nov. 19, 2019
Maturity date	Nov. 19, 2029
Subtotal Others currency [Member]
Statement Line Items [Line Items]
Amount	$ 323,083
Total currency [Member]
Statement Line Items [Line Items]
Amount	$ 1,465,406